INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Federal net operating loss carry-forwards	$ 29,900,000	$ 36,600,000
Operating loss carry-forwards not subject to expiration		28,600,000
Deferred tax assets, operating loss carryforwards	$ 7,800,000	9,700,000
Expire from 2029 to 2037 [Member]
Operating loss carry-forwards subject to expiration		$ 8,000,000
Section 382 [Member]
Federal net operating loss carry-forwards			$ 28,200,000
Income tax examination, description	In accordance with Section 382 of the Internal Revenue Code, the usage of the Company’s net operating loss carryforwards are subject to annual limitations due to several greater than 50% ownership changes.
Deferred tax assets, operating loss carryforwards			$ 9,600,000